Cohen and Steers Natural Resources Active ETF Expense Example - Cohen and Steers Natural Resources Active ETF - ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 184